Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
Net income tax benefits	$ 69,048,000	$ 60,555,000	$ 33,565,000
Additional net income tax benefits	17,736,000	8,719,000
Percentage of catch-up bonus amortized	10.00%
Catch-up adjustment	16,734,000	16,734,000
Tax deduction for qualifying capital expenditures	380,000,000
Effective income tax rate	10.50%	9.50%	26.40%
valuation allowance	6,578,000	6,431,000
Recognized income tax benefit associated with stock options	4,822,000
Unrecognized tax benefits	25,292,000	28,690,000
Reductions based on tax position related to prior years	4,475,000
Tax Year 2012 [Member]
Income Taxes [Line Items]
Net income tax benefits		14,908,000
Prior Years [Member]
Income Taxes [Line Items]
Reductions based on tax position related to prior years		3,154,000
Federal [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	56,007,000
Operating loss carryforwards	209,573,000
Operating loss carryforwards, valuation allowance	0
Operating loss carryforwards before unrecognized tax position	265,580,000
State [Member]
Income Taxes [Line Items]
Deferred tax assets operating loss carryforward	554,488,000
Unrecognized tax benefits	83,543,000
Operating loss carryforwards before unrecognized tax position	638,031,000
Pennsylvania [Member]
Income Taxes [Line Items]
Net income tax benefits	$ 12,567,000	$ 9,795,000
Minimum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	5.00%
Maximum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	9.99%